Income taxes - Reconciliation of effective tax rate (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Profit (Loss) before income tax	₽ 6,867,605	₽ 2,571,597	₽ 2,225,448
Income tax at 20% tax rate	(1,373,521)	(514,319)	(445,090)
Effect of tax rates in foreign jurisdictions	2,920	3,878	(23,408)
Withholding tax on intra-group dividends	(14,643)	(15,771)	(77,516)
Reversal/(recognition) of provision for uncertain income tax positions	221,700	92,012	137,952
Non-taxable gain on remeasurement of previously held interest in equity accounted investees	44,662
Unrecognized deferred tax asset	(101,829)	(134,495)	(113,047)
Non-deductible interest expense			(18,421)
Non-deductible expenses related to LTIPs	(56,662)	(52,465)	(35,485)
Effect of tax exemption in subsidiary	(43,008)
Other net non-deductible expense	(54,453)	(64,612)	(69,407)
Total income tax expense	₽ (1,374,834)	₽ (685,772)	₽ (644,422)
Applicable tax rate	20.00%	20.00%	20.00%